13. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Current Federal Tax Expense (Benefit)	$ 3,207,966	$ 2,689,220	$ 5,043,587
Current State and Local Tax Expense (Benefit)	126,466	0	0
Current Income Tax Expense (Benefit)	3,334,432	2,689,220	5,043,587
Deferred Federal Income Tax Expense (Benefit)	444,780	522,773	(2,445,235)
Other Income Tax Expense (Benefit), Continuing Operations	$ 3,779,212	$ 3,211,993	$ 2,598,352